Equity (Details) - Schedule of Common Stock Available for Issuance - shares	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Common Stock Available for Issuance [Line Items]
Authorized number of shares of Class A Common Stock		57,400,000	57,400,000
Class A Common Stock outstanding	23,544,492	16,692,175	11,868,397
Reserve for conversion of Class B Common Stock	2,254,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants outstanding or issuable	3,295,020
Shares issuable under PIPE make-whole provision	1,052,030
Reserve for earnout shares	3,500,000
Stock options and RSUs outstanding	9,513,647	6,115,178
Awards available for grant under 2023 Equity Incentive Plan	2,290,183	12,068,156
Common stock available for issuance	229,690,792	19,224,103
Employee Stock Purchase Plan [Member]
Schedule of Common Stock Available for Issuance [Line Items]
Awards available for grant under 2023 Employee Stock Purchase Plan	858,935
Class A Common Stock [Member]
Schedule of Common Stock Available for Issuance [Line Items]
Authorized number of shares of Class A Common Stock	285,000,000	285,000,000
Class A Common Stock outstanding	23,544,492	0